Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Danny Tze Ching Wong	Director, Chairman of the Board of Director and Controlling Shareholder
Mr. Edwin Chun Yin Wong	Director and Chief Executive Office, the son of Mr. Danny Tze Ching Wong
Ms. Lui Wai Fun	The spouse of Mr. Danny Tze Ching Wong
Guangdong Rongmian Accessories Technology Co., Ltd.	A company owned as to 28% by Mr. Wong Chun Yin Edwin
Jiaxing Newsole Reflective Material Co., Ltd.	A company owned as to 90% by New Sole (Shanghai) Technology Ltd, which is owned as to 33% by Mr. Danny Tze Ching Wong
New Sole (Shanghai) Technology Ltd	A company owned as to 33% by Mr. Danny Tze Ching Wong
Charm Vision Holdings Limited	A company 99.9% owned by Mr. Danny Tze Ching Wong
J-Long Group Ltd	A company owned as to 10% by Mr. Danny Tze Ching Wong and 90% by Mr. Edwin Chun Yin Wong
Mega Image Production Limited	A company owned as to 90.91% by Charm Vision Holdings Limited and 9.09% by Mr. Danny Tze Ching Wong
Xsafe Limited	A company wholly owned by Mr. Danny Tze Ching Wong
Everlink Enterprises Limited	A company wholly owned by Mr. Danny Tze Ching Wong

a.	Accounts receivable, net — related parties

Related parties consisted of the following:

	As of March 31,
	2023	2024
	USD	USD
Name
Jiaxing Newsole Reflective Material Co., Ltd.	258	-
Guangdong Rongmian Accessories Technology Co., Ltd	17,304	33,924
Subtotal	17,562	33,924
Less: allowance for credit loss	-	-
Total account receivable, net -related parties	17,562	33,924

b.	Due from related parties

Related parties consisted of the following:

	As of March 31,
	2023	2024
	USD	USD
Name
Mr. Danny Tze Ching Wong	2,108,688	-
Everlink Enterprises Limited	1,080	488,260
New Sole (Shanghai) Technology Ltd	-	87,081
Total due from related parties	2,109,768	575,341

The advance due from related parties were unsecured, interest free and without fixed terms of repayment.

The outstanding amount due from the related parties as of March 31, 2024, USD575,341 have been settled to the date of this annual report.

c.	Accounts payable — related parties

Related parties consisted of the following:

	As of March 31,
	2023	2024
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	506,275	807,681
New Sole (Shanghai) Technology Ltd	1,783,376	105,767
Jiaxing Newsole Reflective Material Co., Ltd.	92,421	235,981
Total account payable – related parties	2,382,072	1,149,429

d.	Due to related parties

Related parties consisted of the following:

	As of March 31,
	2023	2024
	USD	USD
Name
Mr. Danny Tze Ching Wong	—	347,761
Mr. Edwin Chun Yin Wong	15,375	—
Ms. Lui Wai Fun	6,410	—
J-Long Group Ltd	218,590	216,950
Total due to related parties	240,375	564,711

The advance due to related parties were unsecured, interest free and without fixed terms of repayment.

e.	Sales to a related party

	For the Years Ended March 31,
	2023	2024
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	195,332	156,816
Jiaxing Newsole Reflective Material Co., Ltd.	7,760	-
Total revenue from a related party	203,092	156,816
f.	Purchase from related parties

	For the Years Ended March 31,
	2023	2024
	USD	USD
Name
Guangdong Rongmian Accessories Technology Co., Ltd	7,431,504	5,853,973
New Sole (Shanghai) Technology Ltd	3,182,535	308,093
Jiaxing Newsole Reflective Material Co., Ltd.	1,561,334	1,250,837
Total purchase from related parties	12,175,373	7,412,903

g.	Administration charges received from a related party

	For the Years Ended March 31,
	2023	2024
	USD	USD
Name
Xsafe Limited	5,962	-
Total Administration charges received from a related party	5,962	-

h.	Other related party transactions

Mr. Danny Tze Ching Wong provide guarantee in connection with certain loans the Company borrowed (see Note 9).

i.	Operating lease with related party

During April 2022, the Company entered into four lease agreements with Charm Vision Holdings Limited, which is 99.9% owned by Mr. Danny Tze Ching Wong, for J-Long’s office and warehouse. The lease term is two years. We paid aggregate rent related to J-Long’s office and warehouse was USD216,831 and USD216,831 for the year ended March 31, 2023 and 2024, respectively. Those lease agreements have been renewed during May 2024, the lease term is two years, and the monthly rent is USD1,564, USD2,812, USD5,460 and USD2,812 respectively. As of March 31, 2023 and 2024, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD211,685 and USD nil respectively, and the corresponding operating lease right-of-use assets of USD207,078 and USD nil respectively, for J-Long’s office and warehouse lease.

During January 2023, the Company entered into a lease agreement with Charm Vision Holdings Limited, which is 99.9% owned by Mr. Danny Tze Ching Wong, for the carpark. The lease term is two years. We paid aggregate rent related to carpark was USD3,077 and USD12,308 for the year ended March 31, 2023 and 2024, respectively. The leases agreement has been renewed during May 2024, the lease term is two years, and the monthly rent is USD718. As of March 31, 2023 and 2024, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD20,683 and USD9,062 respectively, and the corresponding operating lease right-of-use assets of USD20,570 and USD8,815 respectively, for carpark lease.

During October 2023, the Company entered into three lease agreements with Everlink Enterprises Limited, which is wholly owned by Mr. Danny Tze Ching Wong, for J-Long’s office and warehouse lease. The lease term is two years. We paid aggregate rent related to J-Long’s office and warehouse was USD62,972 and USD143,192 for the year ended March 31, 2023 and 2024, respectively. Those lease agreements have been renewed during May 2024, the lease term is two years, and the monthly rent is USD5,460, USD1,399 and USD1,494 respectively. As of March 31, 2023 and 2024, the Company recognized operating lease liabilities, including both current and noncurrent portions, in the amount of USD215,429 and USD79,077 respectively, and the corresponding operating lease right-of-use assets of USD212,791 and USD 76,406 respectively, for J-Long’s office and warehouse lease.

j.	Rental income from related party

Mr. Danny Tze Ching Wong was living in one of the properties which was held by the Company. For the year ended March 31, 2024, the Company’s rental income from related party was approximately USD76,923.

k.	Dividend payable to related party

As at March 31, 2024, there are USD400,455 of dividend payable to Mr. Danny Tze Ching Wong, which is presented as dividends payable in the Consolidated balance sheet.